NATURE OF THE BUSINESS (Details)						1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 27, 2025	Jun. 01, 2025 $ / shares	Mar. 13, 2025 $ / shares	Apr. 25, 2024	Apr. 24, 2024 $ / shares	Jan. 31, 2025	Apr. 30, 2024	Jun. 30, 2025 USD ($) item $ / shares	Sep. 30, 2024 item $ / shares	Sep. 30, 2023 $ / shares
NATURE OF THE BUSINESS
Number of primary markets that use the company's technologies | item								2	3
Restructuring and related cost								$ 300,000
Reverse stock split of its common stock		0.067	0.02	0.05	0.05		1
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Exiting of Segment
NATURE OF THE BUSINESS
Reduction of total head counts (in percent)						20.00%
Reduction of payroll costs (in percent)						13.00%
one-time personnel related charges								$ 305,000
Restructuring, Name of Segment [Extensible Enumeration]								DNA Tagging and Security Products
Exiting of Segment | Applied DNA Clinical Labs ("ADCL")
NATURE OF THE BUSINESS
Reduction of total head counts (in percent)						39.00%
Reduction of payroll costs (in percent)						31.00%
Workforce reduction percentage	27.00%
Percentage of workforce reduction in annual payroll costs , excluding payroll expenses	23.00%